Prospectus Supplement                                       86931 10/02
dated October 4, 2002 to:
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PUTNAM UTILITIES GROWTH AND INCOME FUND
Prospectus dated February 28, 2002, as revised August 30, 2002

The second paragraph under the heading "Who manages the fund?" is replaced with the following:

Putnam Management's investment professionals are organized into investment management teams, with a particular team dedicated to each specific asset class. The members of the Utilities Team are responsible for the day-to-day management of the fund. The names of all team members can be found at www.putnaminvestments.com.

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader            Since   Experience
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Michael R. Yogg             2000    1997-Present     Putnam Management
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Portfolio members           Since   Experience
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Stephen A. Balter           2002    2000-Present     Putnam Management
                                    Prior to 2000    Pioneer Investment
                                                     Management
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James M. Prusko             2002    1992-Present     Putnam Management
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